Invested Assets and Investment Income - Schedule of Other Invested Assets Include Investments in Associates and Joint Ventures Accounted Using Equity Method (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Investments in associates carrying value	$ 8,474	$ 7,786
Percentage of investments in associates carrying value	100.00%	100.00%
Leveraged leases [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Investments in associates carrying value	$ 3,371	$ 3,371
Percentage of investments in associates carrying value	40.00%	43.00%
Timber and agriculture [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Investments in associates carrying value	$ 694	$ 668
Percentage of investments in associates carrying value	8.00%	9.00%
Real estate [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Investments in associates carrying value	$ 1,187	$ 1,031
Percentage of investments in associates carrying value	14.00%	13.00%
Other [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Investments in associates carrying value	$ 3,222	$ 2,716
Percentage of investments in associates carrying value	38.00%	35.00%